Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Summary Of Components Of Lease Expense

The components of lease expense were as follows:

	Six months ended June 30, 2026	Six months ended June 30, 2025
Operating lease costs	$1,777	$643
Variable lease costs	3	3
Short-term lease costs	378	62
Total lease costs	$2,158	$708

Schedule Of Supplemental Cash Flow Information Related To Leases

Supplemental cash flow information related to leases was as follows:

	Six months ended June 30, 2026	Six months ended June 30, 2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,438	$629
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$13,498	$2,887

Schedule Of Supplemental Balance Sheet Information Related To Leases

Supplemental balance sheet information related to leases was as follows:

	June 30, 2026	December 31, 2025
Weighted average remaining lease term in years	8.4	1.7
Weighted average discount rate	9.7%	6.1%

Schedule of Maturities of Lease Liabilities

The following table outlines the maturities of the Company's lease liabilities:

At June 30, 2026	Operating leases
Remainder of 2026	$1,172
2027	1,857
2028	2,056
2029	2,350
2030	2,733
Thereafter	14,851
Total lease payments	$25,019
Less imputed interest	9,338
Total	$15,681
Current portion of lease liabilities	1,954
Non current portion of lease liabilities	13,727
Total lease liabilities	$15,681